John Deere Owner Trust 2022-C				EXHIBIT 99.2
Statement to Certificateholders

$310,000,000 Class A-1 4.14000% Asset Backed Notes due October 16, 2023
$439,211,000 Class A-2 4.98% Asset Backed Notes due August 15, 2025
$439,211,000 Class A-3 5.09% Asset Backed Notes due June 15, 2027
$82,246,000 Class A-4 5.20% Asset Backed Notes due September 17, 2029
$32,581,392 Overcollateralization

Payment Date:				15-Dec-22

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:		$75,507,659.93
		per $1,000 original principal amount:		$243.57

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$75,507,659.93

(2)	(a)	Amount of interest being paid or distributed:

		(i)	Class A-1 Notes:	$2,032,050.00
			per $1,000 original principal amount:	$6.56

		(ii)	Class A-2 Notes:	$3,402,421.21
			per $1,000 original principal amount:	$7.75

		(iii)	Class A-3 Notes:	$3,477,575.10
			per $1,000 original principal amount:	$7.92

		(iv)	Class A-4 Notes:	$665,278.76
			per $1,000 original principal amount:	$8.09

		(v)	Total:	$9,577,325.07

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:		$1,349,969,647.59

	(b)	Note Value at end of related Collection Period:		$1,227,741,731.78

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:		$32,581,392.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$234,492,340.07
		(ii)	A-1 Note Pool Factor:	0.7564269

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$439,211,000.00
		(ii)	A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$439,211,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$82,246,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$2,355,810.14
		(i) per $1,000 original principal amount:	$1.63
	(b)	Amount of Servicing Fee earned:	$2,355,810.14
	(c)	Amount of Servicing Fee paid:	$2,355,810.14
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$9,371,792.53

(11)	(i)	Amount in Reserve Account:	$13,032,494.00
	(ii)	Specified Reserve Account Balance:	$13,032,494.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$2,527,771.55
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.19%

(13)	(i)	Aggregate amount of net losses for the collection period:	$0.00
	(ii)	Cumulative amount of net losses:	$0.00
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$3,264,622.51
		(ii) % of Pool Balance:	0.23%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%